2. Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

The Company’s financial statements as of March 31, 2017, have been prepared using generally accepted accounting principles in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs and allow it to continue as a going concern. The Company has incurred significant losses.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Since it is very unlikely that the Company can obtain sufficient capital to profitably run its LED lighting business in the current competitive LED environment, the Company has entered into an agreement to acquire another company. See “Letter of Intent to Acquire Grom Holdings, Inc.” above.

If the acquisition is successfully consummated, of which there can be no assurance, management’s plan is to thereafter operate the Company primarily as a social media company for children. Based upon the results of operations of the Company’s LED lighting business, management may then elect to dispose of the LED lighting business, either through sale or other means. Management cannot provide any assurances that the Company will be successful in accomplishing its plan. These financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company’s financial statements as of December 31, 2016 have been prepared using generally accepted accounting principles in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs and allow it to continue as a going concern. The Company has incurred significant losses.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management’s plan is to obtain such resources for the Company by obtaining capital from management and significant shareholders sufficient to meet its minimal operating expenses and seeking equity and/or debt financing. However management cannot provide any assurances that the Company will be successful in accomplishing any of its plans. These financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.